SCO SUM SUP-1 040811
Summary Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Mikalachki	Portfolio Manager (lead)	2003
Virginia Au	Portfolio Manager	2009
Jason Whiting	Portfolio Manager	2011	”

SCO SUM SUP-2 040811
Summary Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Mikalachki	Portfolio Manager (lead)	2003
Virginia Au	Portfolio Manager	2009
Jason Whiting	Portfolio Manager	2011	”